SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage		50.00%
Revenues and related expenses [Abstract]
Construction period		90 days
Foreign currency translation [Abstract]
Foreign currency exchange gains		$ 1,805	$ 3,880	$ 25,360
Changes in allowance for doubtful accounts [Roll Forward]
Balance at January 1		3,178	2,905	1,916
Provision		228	720	2,467
Recovery		0	0	0
Amounts written off	[1]	(2,917)	(447)	(1,478)
Balance at December 31		489	3,178	$ 2,905
Insurance claims receivable [Abstract]
Insurance claims receivable		$ 2,199	$ 5,233
Argentina [Member]
Foreign currency translation [Abstract]
Percentage of depreciation of functional currency against reporting currency		52.00%
Foreign currency exchange gains		$ (2,250)
Brazil [Member]
Foreign currency translation [Abstract]
Percentage of depreciation of functional currency against reporting currency		50.00%
Foreign currency exchange gains		$ (3,731)
Paraguay [Member]
Foreign currency translation [Abstract]
Percentage of depreciation of functional currency against reporting currency		25.00%
Foreign currency exchange gains		$ (644)
Obras Terminales y Servicios S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage		50.00%
Maritima Sipsa S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage		49.00%
Accounts Receivable [Member] | Ultrapetrol River Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage			12.00%
Accounts Receivable [Member] | Ultrapetrol Ocean and Offshore Supply Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		12.00%	42.00%

[1]	Accounts charged to the allowance when collection efforts cease.